BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION
The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2023 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB"). The term "income statement" as used in these financial statements is considered interchangeable with the term "statement of profit and loss" as defined in IAS 1 Presentation of Financial Statements.
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2022.
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
Ongoing conflict between Russia and Ukraine
As of August 29, 2023, hostilities continue in Ukraine and missile strikes have also occurred in Russia. Currently, one third of our total subscribers are in Ukraine and Russia, where they are supported by 32,000 employees. VEON’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel to other geographies and add new locations, as appropriate. As of August 29, 2023, most of our Ukraine subsidiary’s employees remain in the country. As of August 29, 2023, millions of people have fled Ukraine and the country has sustained significant damage to infrastructure and assets.
As the conflict persists, we could lose a greater percentage of our customer base in Ukraine. If Ukrainian refugees choose to relocate permanently outside of Ukraine and switch to local providers, this could have a significant impact on their use and spending on our services. Due to the efforts of our Ukrainian team as well as collaboration with other telecommunications operators in the region, network capacity has remained stable with minimal disruptions since the beginning of the conflict. We have incurred and will continue to incur additional expenditures to maintain and repair our mobile and fixed-line telecommunications infrastructure in Ukraine as a result of any damage inflicted on our infrastructure due to the ongoing conflict, as well as for security, increased energy costs, and related operational and capital expenditures. In addition, our ability to provide services in Ukraine may be impaired if we are unable to maintain key personnel within Ukraine and/or our infrastructure within Ukraine is significantly damaged or destroyed.
In response to the events in Ukraine, the United States, European Union (and individual EU member states) and, the United Kingdom, as well as other countries have imposed wide-ranging economic sanctions and trade restrictions which have targeted individuals and entities as well as large aspects of the Russian economy, including freezing the assets of Russia’s central bank, other Russian financial institutions, and individuals, removing selected Russian banks from the Swift banking system, and curbing certain products exported to Russia. In addition, on July 20, 2023, Canada imposed on a number of Russian mobile operators, including PJSC VimpelCom. Furthermore, as a response to the imposed sanctions, Russia introduced a number of counter-sanctions aimed at stabilizing domestic financial markets. These, among others, include restrictions related to capital and foreign exchange controls, restrictions on lending to foreign (non-Russian) persons, restrictions on foreign persons’ transactions with Russian securities and real estate, and limitations on export and import of certain goods into and outside Russia. For example, on July 5, 2022, the President of the Russian Federation issued Decree No. 430 (“Decree 430”) which requires Russian legal entities with Eurobond obligations to ensure the local fulfillment of such obligations to Eurobond holders whose rights are recorded by the Russian depositories, e.g. NSD or Account Holders registered in the Russian Federation (refer to further discussion below). Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties with Russia, which may impact negatively Kyivstar in case, whether prior to or after the proposed sale of our Russian operations, it is considered by the local authorities as a Russia-owned company. For example, in October 2022, Ukraine imposed sanctions for a ten-year period against, Mikhail Fridman, Petr Aven and Andriy Kosogov, who are some of the Company’s beneficial owners due to their ownership in LetterOne. These Ukrainian sanctions apply exclusively to the sanctioned individuals and do not have a direct impact on the Company, however, the Company cannot rule out their impact on banks' and other parties readiness to transfer dividends in the event such restrictions are lifted. Furthermore, these sanctions may make it difficult for the Company to obtain local financing in Ukrainian hryvnia, which could make it more difficult for us to naturally hedge any debt required for our Ukrainian operations moving forward to the currency in which we generate revenue. In addition, Ukraine has put one member of senior management in government registry managers of Russian companies as a result of this senior manager being on the board of VimpelCom. This list has had and could continue to cause reputational harm to the Group, particularly for its operations and customer relationships in Ukraine, since engagement with Russian companies are generally condemned. Ukraine’s restrictions have already led to restrictions on the payout of dividends from Ukraine resulting in no cash being upstreamed to VEON, prohibitions on renting state property and land, prohibitions on participation in public procurement impacting B2G revenue and potential prohibitions on transfer of technology and intellectual rights to Kyivstar from VEON.
The ongoing conflict between Russia and Ukraine, and the sanctions imposed by the various jurisdictions, counter sanctions and other legal and regulatory measures, as well as responses by our service providers, partners, suppliers and other counterparties, including certain professional service providers we rely on, and the consequences of all the foregoing, have negatively impacted and, if the conflict, sanctions and such responses continue or escalate, will continue to negatively impact aspects of our operations and results in Russia and Ukraine, and may affect aspects of our operations and results in the other countries in which we operate.
The conflict has resulted in the following events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern, particularly if we are not able to consummate the agreed disposal of our Russian operations (refer to Note 5):
•The current events in the regions where we operate in Ukraine and where we derive a significant amount of our business may pose security risks to our people, our facilities, our operations, and infrastructure, such as utilities and network services, and the disruption of any or all of them could significantly affect our business, financial conditions and results of operations in Ukraine, and cause volatility in the value of our securities. The conflict has also had a marked impact on the economies of Russia and Ukraine. However, since the beginning of the conflict, a significant majority of Ukraine’s network infrastructure has been operating effectively and disruptions in service have been limited to specific areas where the conflict is most intense. It cannot be ruled out that the conflict and related damage could escalate within Ukraine or within Russia.
•We have recorded material impairment charges with respect to goodwill in Russia during the three months ended June 30, 2023, and we may need to record future impairment charges, which could be material, if the conflict continues or escalates and as more information becomes available to management. It is possible further impairment charges may rise to a level as to require additional analysis to determine the true value of assets as outlined in the provisions of our debt agreements and in the worst scenario, when the true value of assets is lower than the liabilities, could require early repayments of our long term debt.
•In Russia, macroeconomic conditions and outlook remain uncertain. The results of our operations in Russia on a U.S. dollar basis may fluctuate for the foreseeable future compared to results prior to the onset of the conflict, largely due to the volatility of the Russian ruble and to lower equipment sales.
•As of August 29, 2023, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these new sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties. The broad nature of the financial sanctions targeted at the Russian financial system, including several banks that have historically provided funding to the Company, along with comprehensive sanctions on investment and vendors in Russia and the ongoing conflict between Russia and Ukraine may therefore have a material impact on aspects of the Company’s operations and business plans in Russia and Ukraine. In addition, we have assessed the potential impact of the guidance regarding the ban on “new investment” in the Russian Federation by U.S. persons and UK persons and the prohibition on U.S., EU, and UK persons furnishing accounting and certain other services to Russia.
•Based on the current state of affairs, the Company currently has sufficient liquidity to satisfy our current obligations at least over the next twelve months from the issuance of the financial statements without the need of additional financing assuming no early repayments of our long-term debt and the completion of the sale of our Russian operations (refer to Note 5). In addition, cash on hand is US$2,430 at July 31, 2023. The Company also expects to meet its financial covenants as required by our debt agreements during the same twelve-month period. However, these continue to be uncertain times and it is not possible to predict with precision how certain developments will impact our liquidity position, our financial covenants and non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels. A deterioration in the results or operations of our operating companies could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across all debt facilities and the revolving credit facility and negatively impact our liquidity. We may also be impacted by conditions or local legal requirements in international markets that could make it more difficult to service our existing debt obligations or refinance existing debt. Should we not realize the assumptions behind our liquidity forecast, we may not have sufficient liquidity to continue to operate as outlined above. If we are unable to raise additional capital in the market in which we want to raise it, or at all, or if the cost of raising additional capital significantly increases, which has been the case over the last twelve months due to global inflationary pressures and a number of other factors, we may be unable to make necessary or desired capital expenditures, take advantage of investment opportunities, refinance existing indebtedness or meet unexpected financial requirements, and our growth strategy and liquidity may be negatively affected. This could cause us to be unable to repay indebtedness as it comes due, to delay or abandon anticipated expenditures and investments or otherwise limit operations. For example, the ongoing conflict in Russia and Ukraine has caused us to reconsider our capital outlay to ensure we have sufficient liquidity for maintenance capital expenditures and other key operational spend while at the same time servicing our indebtedness. As a result, capital expenditures that are more discretionary in nature may be put on hold until the impact of the ongoing conflict between Russia and Ukraine, and particularly its effects on our liquidity and financial profile, becomes more certain.
•In response to the geopolitical and economic situation in both Ukraine and Russia, there is a risk of either country imposing external administration over foreign companies or assets. For example, as part of the measures that the Ukrainian government has adopted in response to the ongoing conflict with Russia, amendments to the nationalization law (the “Nationalization Law”) in Ukraine have been published and as of June 29, 2023 are awaiting signature by the President of Ukraine (“Nationalization Law Amendments”). The Nationalization Law Amendments extends the definition of “residents” whose property in Ukraine (owned directly or indirectly) can be seized under the Nationalization Law to include property owned by the Russian state, Russian citizens, other nationals with a very close relationship to Russia, residing or having a main place of business in Russia, or legal entities operating in Ukraine whose founder or ultimate beneficial owner is the Russian state or are controlled or managed by any of the individuals identified above. For example, in May 2023, President Zelensky signed an initial package of restrictive measures on 41 entities, including against the Russian stake in Zaporizhstal, one of Ukraine’s largest metallurgical companies, as part of Nationalization Law efforts. In April 2023, the Ukrainian Parliament voted for similar measures to allow for the nationalization of Sense Bank, one of Ukraine’s largest commercial banks with several sanctioned Russian shareholders. Furthermore, in November 2022, the Ukrainian government invoked martial law which allows the government to take control of stakes in strategic companies in Ukraine in order to meet the needs of the defense sector. The Security Council Secretary indicated that at the end of the application of martial law, the assets can be returned or their owners can be appropriately compensated.
•Additionally, on April 25, 2023, the President of the Russian Federation issued Decree No. 302 (“Decree 302”) which introduced a legal framework for imposing temporary administration over Russian assets, including companies, owned by foreign residents associated with “unfriendly” jurisdictions which take hostile actions against Russia. Under the new regime, foreign owners retain their title to assets but all management decisions are taken by the State Agency for Management of State Property which is entitled, among other things, to replace the CEO and Board members in the companies managed by it. The inclusion into and exclusion from the list of assets subject to such temporary administration is approved by Presidential Decree. Since the issuance of Decree 302 shares in two energy companies have been included in such list and, more recently, it has also been applied to Russian subsidiaries of Carlsberg and Danone. Carlsberg had found a buyer for its Russian subsidiary and Danone had indicated it was planning to exit Russia by divesting its Russian subsidiary.
•If further measures are adopted and applied in relation to either our Ukrainian or Russian subsidiary, or both, this could lead to the involuntary deconsolidation of our Ukrainian and/or Russian operations, and could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across other debt agreements and the revolving credit facility and negatively impact our liquidity.
•The United States imposed sweeping export control restrictions on Russia’s ability to obtain goods, software and technology subject to U.S. export control jurisdiction, including a broad array of foreign-made items, that were previously not subject to U.S. export control jurisdiction. This could have an adverse impact on our ability to maintain and/or improve our infrastructure and adversely impact the availability and quality of our services and therefore have a material adverse effect on our operations and results of operation. In the event of future imposed laws and regulations as a result of the ongoing conflict between Russia and Ukraine, our business, the operation of our networks, our supply chain stability of items critical to the telecommunications sector in Russia, and our ability to comply with the terms of our operating licenses and local laws and regulations could be materially adversely impacted.
•On July 5, 2022, the President of the Russian Federation issued Decree No. 430 (“Decree 430”) which requires Russian legal entities with Eurobond obligations to ensure the local fulfillment of such obligations to Eurobond holders whose rights are recorded by the Russian depositories, e.g. NSD or Account Holders registered in the Russian Federation. On November 23, 2022, the Russian Central Bank issued clarifications in respect of Decree 430, claiming that it also applies to Russian legal entities and foreign issuers that are within the same group of companies. Several VEON Holdings B.V. bondholders in Russia have approached PJSC VimpelCom to locally satisfy VEON Holdings B.V.’s notes obligations and three legal proceedings have been lodged against PJSC VimpelCom in respect of VEON Holdings B.V.’s notes with a total potential impact of US$22. PJSC VimpelCom is defending these claims and has indicated it is disputing the applicability of Decree 430 to PJSC VimpelCom.
•On July 20, 2023, Canada imposed sanctions on a number of Russian mobile operators, including PJSC VimpelCom. Such sanctions may cause increased reputational harm to PJSC VimpelCom and the Group since they represent direct sanctions adopted against PJSC VimpelCom by Canada, particularly if other nations adopt similar measures.
Management’s actions to address these events and conditions are as follows:
•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine and Russia.
•On November 24, 2022, VEON entered into an agreement to sell VEON’s Russian operations to certain senior members of the management team of PJSC VimpelCom (“VimpelCom”), led by its current CEO, Aleksander Torbakhov. Under the agreement, VEON will receive consideration of RUB 130 billion (approximately USD 1.9 billion). It is expected that the consideration will be paid primarily by VimpelCom taking on and discharging certain VEON Holdings B.V. debt, thus significantly deleveraging VEON’s balance sheet. The SPA contains provisions amongst others that in the event Vimpelcom acquires VEON Holdings B.V.’s debt in excess of the sales consideration, VEON will work with the purchasers to satisfy its obligations to them as a bondholder. The transaction is subject to certain closing conditions including the receipt of requisite regulatory approvals and licenses from relevant government authorities in Russia and Western jurisdictions (United States, United Kingdom, European Union, and Bermuda) for the proposed structure of the sale. As of June 30, 2023, Russian regulatory approvals have been obtained as well as the OFAC license and required authorizations from the United Kingdom and Bermudan authorities. The remaining closing conditions to be satisfied include any required license from the European Union or any required consent from VEON creditors in order to cancel the debt provided as consideration and/or complete the sale. Refer to Note 5 for further details. Following the completion of this sale, the risk of material impacts on VEON’s operations stemming from Russian-related sanctions from various jurisdictions will be minimal.
•The Company has performed sensitivities on the volatility of the Russian ruble as well as other currencies in our operating markets with respect to the impact on our financial results and does not expect fluctuations to have a significant impact. In the normal course of business, the Company manages its foreign currency risk by selectively hedging committed exposures and hedges part of its exposure to fluctuations on the translation into U.S. dollars of its foreign operations by holding the borrowings in foreign currencies or by foreign exchange swaps and forwards.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we are in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. As a result of current economic sanctions affecting Russian banks, we repaid our RUB 30 billion seven year term loan with VTB Bank on March 9, 2022 and two of our group-level loans with Sberbank and Alfa Bank respectively, totaling RUB 90 billion in total, were novated to PJSC VimpelCom, within the Russia operating segment, in April 2022 (refer to Note 8). This resulted in the release of the former borrower (VEON Finance Ireland DAC) and the former guarantor (VEON Holdings B.V.) from their obligations. In addition, the novation of these loans has allowed VEON to ensure that the majority of the Group’s Russian ruble liabilities are held within Russia and as such are matched to the market where Russian ruble revenues are generated. We have also sufficiently reduced local debt levels below thresholds that would, upon any potential acceleration, trigger cross-defaults under the RCF or other debt instruments, however, this risk remains as it pertains to other provisions under RCF.
•Management has actively engaged with sanctions authorities where appropriate. On November 18, 2022, VEON announced that the U.S. Department of the Treasury, Office of Foreign Assets Control ("OFAC") issued General License 54 authorizing all transactions ordinarily incident and necessary to the purchase and receipt of any debt or equity securities of VEON Ltd. that would otherwise be prohibited by section 1(a)(i) of Executive Order (E.O.) 14071. OFAC General License 54 applies to all debt and equity securities of VEON Ltd. that were issued before June 6, 2022, and confirms that the authorization applies not only to the purchase and receipt of debt and equity securities, but also to transactions ordinarily incident and necessary to facilitating, clearing, and settling of such transactions. This General License ensures that all market participants can trade the relevant securities with confidence that such trading is consistent with E.O. 14071, which targeted “new investment” in Russia, and was issued following active engagement with OFAC on the topic. On January 18, 2023, OFAC has replaced the General License 54 originally issued on November 18, 2022 with General License 54A to now include both VEON Ltd. and VEON Holdings B.V.
•Management actively monitors the Company’s liquidity position, our financial and non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels and should they reach a level considered at-risk, management will take actions to ensure our liquidity position is sufficient and our financial covenants and non-financial provisions in our debt agreements are met. In the event a default provision within our debt agreements is triggered, VEON is in regular communication with its relevant lenders and has an obligation to notify them of any default that occurs and is continuing to occur. Should this occur, VEON will proactively and promptly respond to queries from lenders on the relevant covenant breach and initiate negotiations with lenders should the need arise. As of August 29, 2023, the Company has satisfied all of its interest and capital payments and is not in default on any of its bonds or bank debt and has sufficient liquidity to satisfy our current obligations at least over the next twelve months from the issuance of the financial statements.
•On November 24, 2022, VEON announced the launch of a proposed scheme of arrangement (the "Scheme") in England via the issuance of a Practice Statement Letter to extend the maturity of the 5.95% notes due February 2023 and 7.25% notes due April 2023 issued by the Company (together, the “2023 Notes”) by eight months from their respective maturity dates. On January 24, 2023, the Scheme was approved by the Scheme creditors. On January 30, 2023, the Court sanctioned the Scheme. Upon approval by the Court, a standstill period was imposed which restricts 2023 Noteholders (and other Scheme creditors) from taking enforcement action (and other related actions) in accordance with the terms described in the Scheme. Management believes the amendments proposed by the Scheme will allow VEON necessary time to move towards completion of the VimpelCom disposal, while also reducing the risk of double payment of principal to holders of the 2023 Notes holding through the NSD (i.e. payments by both VEON Holdings B.V. and VimpelCom, with the portion paid by VEON Holdings B.V. being held in the international clearing systems). The Scheme is subject to obtaining the necessary remaining licenses from relevant government authorities. On April 3, 2023, VEON announced that each of the conditions has been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective. Pursuant to the amendments, Noteholders are entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right will be granted requiring the Company to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102 per cent of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the Put Option. On April 20, 2023, VEON announced that subject to the terms of the 2023 Put Option, the Issuer will pay to the Holders of Notes accepted for purchase the Repurchase Price for their Notes on April 26, 2023. Following the settlement of the Put Option, the aggregate principal amount of Notes outstanding is US$364 for the October 2023 Notes and US$406 for the December 2023 Notes.
•Management is actively monitoring any new developments in new laws and regulations to ensure that we are in compliance and to evaluate any potential impact on the Company’s financial performance, operations and governance. As a result of the sweeping export control restrictions on Russia’s ability to obtain goods, software and technology imposed by the United States, the Company is currently developing contingency plans to maximize the use of existing equipment in order to minimize the impact on our operations and results while also analyzing the potential for applying for licenses and the applicability of certain exceptions to the licensing requirements with respect to Russia in order to permit continued procurement of goods, software and technology subject to U.S. export control jurisdiction.
The accompanying consolidated financial statements have been prepared on a going concern basis. In accordance with International Accounting Standards (“IAS”) 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast significant doubt about the Company’s ability to continue as a going concern for at least twelve months after the date these consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing conflict and potential future imposed sanctions as well as potential new counter-sanctions, and given the possible future imposition of external administration over our Russian and Ukrainian operations in particular, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.
As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Accounting Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2022.
A number of new and amended standards became effective as of January 1, 2023, which did not have a material impact on VEON financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.